UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5628

Name of Registrant:	Vanguard Malvern Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2007

Item 1:	Schedule of Investments

Vanguard Asset Allocation Fund
Schedule of Investments
June 30, 2007

	Shares	Market Value ($000)

Common Stocks (78.3%)

Consumer Discretionary (8.0%)
* Comcast Corp. Class A	2,523,513	70,961
Time Warner, Inc.	3,095,095	65,121
Home Depot, Inc.	1,649,544	64,910
The Walt Disney Co.	1,672,299	57,092
McDonald's Corp.	976,188	49,551
Target Corp.	694,250	44,154
News Corp., Class A	1,891,751	40,124
Lowe's Cos., Inc.	1,230,873	37,775
* Viacom Inc. Class B	561,892	23,392
CBS Corp.	632,704	21,082
The McGraw-Hill Cos., Inc.	285,081	19,408
* Kohl's Corp.	265,861	18,884
Johnson Controls, Inc.	158,210	18,316
NIKE, Inc. Class B	301,689	17,585
Carnival Corp.	360,069	17,561
General Motors Corp.	457,123	17,279
* Amazon.com, Inc.	248,568	17,005
Macy's Inc.	425,935	16,944
* Starbucks Corp.	611,242	16,039
Best Buy Co., Inc.	326,479	15,237
Clear Channel Communications, Inc.	401,400	15,181
Omnicom Group Inc.	277,450	14,683
Ford Motor Co.	1,535,549	14,465
* DIRECTV Group, Inc.	622,968	14,397
* Coach, Inc.	296,030	14,029
Yum! Brands, Inc.	428,386	14,017
Staples, Inc.	584,198	13,863
J.C. Penney Co., Inc. (Holding Co.)	181,879	13,164
Harrah's Entertainment, Inc.	150,362	12,820
Harley-Davidson, Inc.	211,231	12,591
Marriott International, Inc. Class A	270,150	11,681
Starwood Hotels & Resorts Worldwide, Inc.	172,245	11,552
* Sears Holdings Corp.	67,961	11,519
International Game Technology	274,406	10,894
Hilton Hotels Corp.	312,462	10,458
Gannett Co., Inc.	189,394	10,407
TJX Cos., Inc.	367,868	10,116
Fortune Brands, Inc.	122,805	10,115
Nordstrom, Inc.	184,882	9,451
* Bed Bath & Beyond, Inc.	230,497	8,296
The Gap, Inc.	424,380	8,106
Mattel, Inc.	310,754	7,859
Limited Brands, Inc.	274,400	7,532
* Office Depot, Inc.	229,753	6,962
Genuine Parts Co.	139,298	6,909
Whirlpool Corp.	61,839	6,877
VF Corp.	73,394	6,721
* Apollo Group, Inc. Class A	114,439	6,687
Newell Rubbermaid, Inc.	224,936	6,620
Eastman Kodak Co.	229,134	6,377
* IAC/InterActiveCorp	176,887	6,122
H & R Block, Inc.	258,119	6,032
Harman International Industries, Inc.	51,619	6,029
* AutoZone Inc.	43,828	5,988
Sherwin-Williams Co.	88,729	5,898
Tiffany & Co.	109,992	5,836
* Wyndham Worldwide Corp.	156,688	5,682
Dollar General Corp.	251,488	5,513
Abercrombie & Fitch Co.	71,645	5,229
Darden Restaurants Inc.	115,798	5,094
* The Goodyear Tire & Rubber Co.	141,017	4,902
Black & Decker Corp.	55,007	4,858
Polo Ralph Lauren Corp.	48,927	4,800
D. R. Horton, Inc.	223,127	4,447
Lennar Corp. Class A	112,781	4,123
Family Dollar Stores, Inc.	120,074	4,121
Hasbro, Inc.	130,966	4,114
* Interpublic Group of Cos., Inc.	347,908	3,966
The Stanley Works	63,929	3,880
Centex Corp.	94,501	3,789
Pulte Homes, Inc.	168,599	3,785
Tribune Co.	127,702	3,754
RadioShack Corp.	105,451	3,495
Leggett & Platt, Inc.	147,892	3,261
Wendy's International, Inc.	86,936	3,195
Liz Claiborne, Inc.	83,913	3,130
E.W. Scripps Co. Class A	67,013	3,062
* AutoNation, Inc.	134,292	3,013
Dow Jones & Co., Inc.	51,892	2,981
^ New York Times Co. Class A	114,298	2,903
* Big Lots Inc.	88,476	2,603
KB Home	64,264	2,530
Jones Apparel Group, Inc.	88,699	2,506
Brunswick Corp.	76,550	2,498
Snap-On Inc.	48,919	2,471
OfficeMax, Inc.	59,389	2,334
Meredith Corp.	34,621	2,133
Circuit City Stores, Inc.	118,035	1,780
Dillard's Inc.	49,125	1,765

		1,116,391

Consumer Staples (7.3%)
The Procter & Gamble Co.	2,561,516	156,739
Altria Group, Inc.	1,702,358	119,403
Wal-Mart Stores, Inc.	1,987,641	95,625
The Coca-Cola Co.	1,648,695	86,243
PepsiCo, Inc.	1,327,335	86,078
Kraft Foods Inc.	1,331,367	46,931
CVS/Caremark Corp.	1,250,507	45,581
Walgreen Co.	811,078	35,314
Anheuser-Busch Cos., Inc.	621,525	32,419
Colgate-Palmolive Co.	415,728	26,960
Kimberly-Clark Corp.	370,474	24,781
Costco Wholesale Corp.	371,772	21,756
Archer-Daniels-Midland Co.	531,373	17,583
Sysco Corp.	499,659	16,484
The Kroger Co.	581,104	16,346
General Mills, Inc.	276,502	16,153
Avon Products, Inc.	359,184	13,200
H.J. Heinz Co.	268,192	12,731
Safeway, Inc.	359,547	12,235
ConAgra Foods, Inc.	407,086	10,934
Sara Lee Corp.	604,678	10,521
Kellogg Co.	200,158	10,366
Wm. Wrigley Jr. Co.	177,934	9,842
Reynolds American Inc.	139,447	9,092
SuperValu Inc.	166,683	7,721
The Clorox Co.	123,283	7,656
The Hershey Co.	141,861	7,181
Campbell Soup Co.	182,608	7,087
UST, Inc.	127,771	6,863
Coca-Cola Enterprises, Inc.	237,314	5,696
Brown-Forman Corp. Class B	64,590	4,720
The Estee Lauder Cos. Inc. Class A	102,471	4,663
Tyson Foods, Inc.	197,396	4,548
^ Whole Foods Market, Inc.	113,671	4,354
* Constellation Brands, Inc. Class A	166,530	4,043
McCormick & Co., Inc.	105,808	4,040
Molson Coors Brewing Co. Class B	42,603	3,939
The Pepsi Bottling Group, Inc.	113,571	3,825
Dean Foods Co.	106,084	3,381

		1,013,034

Energy (8.5%)
ExxonMobil Corp.	4,618,377	387,389
Chevron Corp.	1,762,498	148,473
ConocoPhillips Co.	1,330,260	104,425
Schlumberger Ltd.	952,352	80,893
Occidental Petroleum Corp.	696,899	40,336
Marathon Oil Corp.	568,560	34,091
Valero Energy Corp.	460,015	33,977
Halliburton Co.	814,757	28,109
Devon Energy Corp.	357,172	27,963
* Transocean Inc.	236,288	25,042
Baker Hughes, Inc.	259,270	21,812
Apache Corp.	266,228	21,722
Anadarko Petroleum Corp.	371,477	19,313
XTO Energy, Inc.	296,707	17,832
Williams Cos., Inc.	483,120	15,276
* Weatherford International Ltd.	274,411	15,158
* National Oilwell Varco Inc.	139,969	14,590
EOG Resources, Inc.	196,787	14,377
Spectra Energy Corp.	507,255	13,168
Hess Corp.	219,944	12,968
Chesapeake Energy Corp.	339,262	11,738
Noble Corp.	110,911	10,816
Peabody Energy Corp.	215,252	10,414
El Paso Corp.	560,897	9,664
Smith International, Inc.	163,461	9,585
Murphy Oil Corp.	152,357	9,056
* Nabors Industries, Inc.	248,107	8,282
Sunoco, Inc.	97,600	7,777
ENSCO International, Inc.	120,738	7,366
CONSOL Energy, Inc.	149,812	6,908
BJ Services Co.	232,296	6,607
Rowan Cos., Inc.	85,553	3,506

		1,178,633

Financials (16.3%)
Citigroup, Inc.	4,015,039	205,931
Bank of America Corp.	3,630,067	177,474
American International Group, Inc.	2,110,326	147,786
JPMorgan Chase & Co.	2,817,449	136,505
Wells Fargo & Co.	2,728,620	95,966
Wachovia Corp.	1,540,625	78,957
Morgan Stanley	863,542	72,434
The Goldman Sachs Group, Inc.	333,659	72,321
Merrill Lynch & Co., Inc.	714,523	59,720
American Express Co.	974,035	59,591
Fannie Mae	788,269	51,498
U.S. Bancorp	1,436,720	47,340
MetLife, Inc.	614,614	39,630
Prudential Financial, Inc.	385,724	37,504
Freddie Mac	560,090	33,997
Lehman Brothers Holdings, Inc.	428,513	31,933
The Allstate Corp.	505,271	31,079
Washington Mutual, Inc.	721,141	30,749
The Travelers Cos., Inc.	558,066	29,857
Capital One Financial Corp.	329,735	25,864
The Bank of New York Co., Inc.	617,878	25,605
The Hartford Financial Services Group Inc.	256,142	25,233
SunTrust Banks, Inc.	286,225	24,541
AFLAC Inc.	399,745	20,547
PNC Financial Services Group	280,794	20,099
Regions Financial Corp.	589,232	19,504
SLM Corp.	330,325	19,020
Loews Corp.	369,470	18,836
State Street Corp.	268,337	18,354
Countrywide Financial Corp.	502,722	18,274
The Chubb Corp.	333,087	18,033
Fifth Third Bancorp	449,594	17,880
Franklin Resources Corp.	134,941	17,876
BB&T Corp.	437,203	17,785
Charles Schwab Corp.	830,712	17,046
National City Corp.	502,937	16,758
Simon Property Group, Inc. REIT	178,888	16,644
ACE Ltd.	263,067	16,447
Lincoln National Corp.	230,515	16,355
The Chicago Mercantile Exchange	27,990	14,957
Mellon Financial Corp.	332,791	14,643
Progressive Corp. of Ohio	609,979	14,597
Marsh & McLennan Cos., Inc.	446,368	13,784
Bear Stearns Co., Inc.	93,991	13,159
The Principal Financial Group, Inc.	218,048	12,710
Ameriprise Financial, Inc.	195,329	12,417
Genworth Financial Inc.	358,735	12,340
XL Capital Ltd. Class A	144,009	12,139
Moody's Corp.	188,914	11,750
Vornado Realty Trust REIT	104,523	11,481
ProLogis REIT	200,658	11,417
KeyCorp	324,854	11,152
T. Rowe Price Group Inc.	209,535	10,873
Equity Residential REIT	236,886	10,809
Aon Corp.	252,534	10,760
Legg Mason Inc.	107,214	10,548
Archstone-Smith Trust REIT	177,657	10,501
Marshall & Ilsley Corp.	206,221	9,822
Host Hotels & Resorts Inc. REIT	422,460	9,767
Boston Properties, Inc. REIT	94,819	9,684
Northern Trust Corp.	149,497	9,604
General Growth Properties Inc. REIT	179,245	9,491
CIT Group Inc.	158,267	8,678
Synovus Financial Corp.	263,719	8,096
Avalonbay Communities, Inc. REIT	64,164	7,628
* E*TRADE Financial Corp.	340,521	7,522
Comerica, Inc.	126,388	7,516
Public Storage, Inc. REIT	97,719	7,507
Ambac Financial Group, Inc.	85,788	7,480
Unum Group	278,247	7,265
Compass Bancshares Inc.	102,483	7,069
Kimco Realty Corp. REIT	184,379	7,019
MBIA, Inc.	107,523	6,690
M & T Bank Corp.	61,695	6,595
Zions Bancorp	84,934	6,532
Sovereign Bancorp, Inc.	289,767	6,126
Cincinnati Financial Corp.	134,569	5,840
Plum Creek Timber Co. Inc. REIT	139,644	5,818
Safeco Corp.	92,014	5,729
Commerce Bancorp, Inc.	149,575	5,533
* CB Richard Ellis Group, Inc.	151,363	5,525
Torchmark Corp.	80,435	5,389
Assurant, Inc.	81,477	4,801
Janus Capital Group Inc.	167,164	4,654
Hudson City Bancorp, Inc.	373,735	4,567
Developers Diversified Realty Corp. REIT	86,063	4,536
Huntington Bancshares Inc.	197,216	4,485
First Horizon National Corp.	99,252	3,871
MGIC Investment Corp.	67,974	3,865
Apartment Investment & Management Co. Class A REIT	75,745	3,819
Federated Investors, Inc.	72,072	2,763

		2,272,296

Health Care (9.1%)
Pfizer Inc.	5,748,751	146,996
Johnson & Johnson	2,343,567	144,411
Merck & Co., Inc.	1,754,836	87,391
Abbott Laboratories	1,251,681	67,028
Wyeth	1,088,503	62,415
UnitedHealth Group Inc.	1,098,562	56,180
* Amgen, Inc.	942,862	52,131
Bristol-Myers Squibb Co.	1,638,116	51,699
Medtronic, Inc.	930,371	48,249
Eli Lilly & Co.	795,649	44,461
* WellPoint Inc.	501,351	40,023
Schering-Plough Corp.	1,198,232	36,474
Baxter International, Inc.	529,056	29,807
* Gilead Sciences, Inc.	743,040	28,808
Cardinal Health, Inc.	327,781	23,154
Aetna Inc.	426,911	21,089
* Medco Health Solutions, Inc.	236,120	18,415
* Thermo Fisher Scientific, Inc.	340,729	17,623
* Celgene Corp.	301,534	17,287
* Zimmer Holdings, Inc.	194,058	16,474
Stryker Corp.	241,043	15,207
Becton, Dickinson & Co.	199,404	14,856
* Boston Scientific Corp.	952,926	14,618
* Biogen Idec Inc.	271,756	14,539
Allergan, Inc.	248,850	14,344
McKesson Corp.	237,140	14,143
* Genzyme Corp.	213,433	13,745
CIGNA Corp.	250,647	13,089
* St. Jude Medical, Inc.	286,823	11,900
* Forest Laboratories, Inc.	257,618	11,760
* Express Scripts Inc.	227,470	11,376
Biomet, Inc.	198,016	9,053
* Humana Inc.	134,433	8,188
AmerisourceBergen Corp.	161,820	8,005
* Laboratory Corp. of America Holdings	100,083	7,833
* Coventry Health Care Inc.	127,094	7,327
C.R. Bard, Inc.	82,567	6,822
Quest Diagnostics, Inc.	129,974	6,713
IMS Health, Inc.	169,550	5,448
* Waters Corp.	88,155	5,233
* Hospira, Inc.	126,806	4,951
Applera Corp.-Applied Biosystems Group	147,703	4,511
* Varian Medical Systems, Inc.	104,169	4,428
* Barr Pharmaceuticals Inc.	83,689	4,204
* King Pharmaceuticals, Inc.	203,021	4,154
* Patterson Cos.	108,854	4,057
Manor Care, Inc.	57,203	3,735
Mylan Laboratories, Inc.	198,520	3,611
* Millipore Corp.	44,232	3,321
Bausch & Lomb, Inc.	40,722	2,828
PerkinElmer, Inc.	103,197	2,689
* Watson Pharmaceuticals, Inc.	80,584	2,621
* Tenet Healthcare Corp.	352,444	2,294

		1,271,718

Industrials (8.9%)
General Electric Co.	8,332,331	318,962
United Parcel Service, Inc.	867,854	63,353
The Boeing Co.	639,145	61,460
United Technologies Corp.	811,379	57,551
Tyco International Ltd.	1,607,819	54,328
3M Co.	595,261	51,663
Caterpillar, Inc.	525,948	41,182
Honeywell International Inc.	660,301	37,162
Emerson Electric Co.	649,814	30,411
FedEx Corp.	247,847	27,504
Lockheed Martin Corp.	287,821	27,093
General Dynamics Corp.	327,042	25,581
Union Pacific Corp.	217,998	25,102
Burlington Northern Santa Fe Corp.	289,586	24,655
Deere & Co.	186,925	22,569
Northrop Grumman Corp.	279,082	21,732
Raytheon Co.	359,388	19,367
Illinois Tool Works, Inc.	338,172	18,326
PACCAR, Inc.	200,664	17,466
Waste Management, Inc.	432,466	16,888
Norfolk Southern Corp.	320,809	16,865
CSX Corp.	350,330	15,793
Danaher Corp.	191,574	14,464
Ingersoll-Rand Co.	254,486	13,951
Precision Castparts Corp.	111,348	13,513
Textron, Inc.	101,619	11,189
Eaton Corp.	118,696	11,039
ITT Industries, Inc.	149,792	10,228
L-3 Communications Holdings, Inc.	99,655	9,705
Southwest Airlines Co.	640,085	9,544
Rockwell Automation, Inc.	136,407	9,472
Rockwell Collins, Inc.	133,249	9,413
Parker Hannifin Corp.	94,409	9,244
Masco Corp.	323,463	9,209
Cummins Inc.	85,246	8,628
Pitney Bowes, Inc.	180,473	8,450
Dover Corp.	164,975	8,438
Cooper Industries, Inc. Class A	145,000	8,278
American Standard Cos., Inc.	138,353	8,160
Fluor Corp.	69,993	7,795
R.R. Donnelley & Sons Co.	177,565	7,726
C.H. Robinson Worldwide Inc.	130,537	6,856
* Terex Corp.	80,820	6,571
Goodrich Corp.	99,493	5,926
Avery Dennison Corp.	85,261	5,668
W.W. Grainger, Inc.	59,632	5,549
Robert Half International, Inc.	132,055	4,820
Equifax, Inc.	100,529	4,466
Cintas Corp.	109,034	4,299
Pall Corp.	92,587	4,258
* Monster Worldwide Inc.	102,047	4,194
* Allied Waste Industries, Inc.	199,628	2,687
Ryder System, Inc.	47,078	2,533

		1,241,286

Information Technology (12.1%)
Microsoft Corp.	6,906,176	203,525
* Cisco Systems, Inc.	4,909,177	136,721
International Business Machines Corp.	1,130,955	119,033
Intel Corp.	4,660,485	110,733
Hewlett-Packard Co.	2,171,033	96,871
* Google Inc.	176,552	92,404
* Apple Computer, Inc.	699,141	85,323
* Oracle Corp.	3,233,778	63,738
QUALCOMM Inc.	1,335,589	57,951
* Dell Inc.	1,836,079	52,420
Texas Instruments, Inc.	1,200,321	45,168
Motorola, Inc.	1,954,618	34,597
* Corning, Inc.	1,264,223	32,301
* EMC Corp.	1,782,259	32,259
* eBay Inc.	935,756	30,113
* Yahoo! Inc.	989,565	26,847
Applied Materials, Inc.	1,122,391	22,302
Automatic Data Processing, Inc.	442,805	21,463
First Data Corp.	619,253	20,231
* Adobe Systems, Inc.	471,903	18,947
* Symantec Corp.	785,683	15,871
* Sun Microsystems, Inc.	2,844,870	14,964
* Xerox Corp.	774,851	14,319
Western Union Co.	620,254	12,920
* Agilent Technologies, Inc.	332,127	12,767
* NVIDIA Corp.	288,465	11,916
* Electronic Arts Inc.	249,505	11,807
Electronic Data Systems Corp.	418,125	11,595
* Juniper Networks, Inc.	459,589	11,568
* MEMC Electronic Materials, Inc.	182,151	11,133
* Broadcom Corp.	378,995	11,086
Paychex, Inc.	275,137	10,763
Analog Devices, Inc.	278,695	10,490
* SanDisk Corp.	183,959	9,003
KLA-Tencor Corp.	160,937	8,843
* Network Appliance, Inc.	302,675	8,838
* Autodesk, Inc.	187,665	8,835
CA, Inc.	340,712	8,801
Maxim Integrated Products, Inc.	261,704	8,744
^ Linear Technology Corp.	238,238	8,619
* Cognizant Technology Solutions Corp.	114,626	8,607
* Intuit, Inc.	282,860	8,508
* Computer Sciences Corp.	139,869	8,273
* Fiserv, Inc.	145,146	8,244
* Micron Technology, Inc.	599,703	7,514
* NCR Corp.	141,255	7,422
Xilinx, Inc.	269,901	7,225
Fidelity National Information Services, Inc.	128,481	6,974
National Semiconductor Corp.	239,643	6,775
Altera Corp.	287,774	6,368
* Advanced Micro Devices, Inc.	443,604	6,344
* VeriSign, Inc.	198,757	6,307
* Avaya Inc.	359,807	6,059
* Affiliated Computer Services, Inc. Class A	91,615	5,196
* BMC Software, Inc.	165,242	5,007
* Citrix Systems, Inc.	141,270	4,757
* LSI Corp.	518,710	3,896
* Lexmark International, Inc.	77,777	3,835
* Tellabs, Inc.	343,968	3,701
* Compuware Corp.	295,025	3,499
Molex, Inc.	113,597	3,409
Jabil Circuit, Inc.	146,817	3,240
* Novellus Systems, Inc.	102,109	2,897
* Convergys Corp.	112,062	2,716
* Teradyne, Inc.	153,662	2,701
* Solectron Corp.	720,923	2,653
* Unisys Corp.	273,899	2,503
* Ciena Corp.	64,968	2,347
Tektronix, Inc.	67,203	2,267
*^JDS Uniphase Corp.	161,708	2,172
* Novell, Inc.	275,590	2,147
* QLogic Corp.	125,206	2,085

		1,681,477

Materials (2.4%)
E.I. du Pont de Nemours & Co.	743,328	37,791
Dow Chemical Co.	771,984	34,137
Monsanto Co.	439,081	29,656
Alcoa Inc.	700,820	28,404
Freeport-McMoRan Copper & Gold, Inc. Class B	298,541	24,725
Praxair, Inc.	260,411	18,747
International Paper Co.	370,183	14,456
Air Products & Chemicals, Inc.	179,124	14,396
Nucor Corp.	245,195	14,381
Newmont Mining Corp. (Holding Co.)	362,907	14,175
Weyerhaeuser Co.	171,328	13,523
United States Steel Corp.	97,363	10,588
PPG Industries, Inc.	131,837	10,034
Vulcan Materials Co.	77,154	8,837
Allegheny Technologies Inc.	81,556	8,554
Rohm & Haas Co.	116,374	6,363
Ecolab, Inc.	144,830	6,184
Temple-Inland Inc.	86,124	5,299
MeadWestvaco Corp.	148,525	5,246
Sigma-Aldrich Corp.	105,416	4,498
Ball Corp.	79,071	4,204
Eastman Chemical Co.	64,110	4,124
Sealed Air Corp.	126,684	3,930
* Pactiv Corp.	107,997	3,444
International Flavors & Fragrances, Inc.	64,235	3,349
Ashland, Inc.	49,689	3,178
Bemis Co., Inc.	87,237	2,895
* Hercules, Inc.	83,670	1,644

		336,762

Telecommunication Services (3.0%)
AT&T Inc.	5,059,997	209,990
Verizon Communications Inc.	2,359,945	97,159
Sprint Nextel Corp.	2,339,725	48,456
Alltel Corp.	302,277	20,419
* Qwest Communications International Inc.	1,300,682	12,617
Embarq Corp.	119,205	7,554
Windstream Corp.	385,633	5,692
CenturyTel, Inc.	100,184	4,914
Citizens Communications Co.	249,645	3,812

		410,613

Utilities (2.7%)
Exelon Corp.	542,353	39,375
TXU Corp.	371,204	24,982
Dominion Resources, Inc.	285,990	24,684
Southern Co.	600,157	20,579
Duke Energy Corp.	1,014,901	18,573
FPL Group, Inc.	325,455	18,466
Entergy Corp.	167,346	17,965
Public Service Enterprise Group, Inc.	203,838	17,893
FirstEnergy Corp.	260,596	16,868
Edison International	263,338	14,779
PPL Corp.	311,047	14,554
American Electric Power Co., Inc.	319,927	14,409
PG&E Corp.	282,434	12,794
Sempra Energy	211,900	12,551
Constellation Energy Group, Inc.	143,555	12,514
* AES Corp.	539,191	11,798
Consolidated Edison Inc.	209,218	9,440
Progress Energy, Inc.	202,677	9,240
Ameren Corp.	167,847	8,226
Questar Corp.	135,840	7,179
DTE Energy Co.	145,198	7,001
* Allegheny Energy, Inc.	131,394	6,798
Xcel Energy, Inc.	328,832	6,731
KeySpan Corp.	139,794	5,869
NiSource, Inc.	224,485	4,649
CenterPoint Energy Inc.	246,290	4,285
Pinnacle West Capital Corp.	81,090	3,231
CMS Energy Corp.	183,404	3,155
Integrys Energy Group, Inc.	57,303	2,907
* Dynegy, Inc.	301,383	2,845
TECO Energy, Inc.	158,784	2,728
Nicor Inc.	33,136	1,422

		378,490

Total Common Stocks
(Cost $6,355,967)		10,900,700

Temporary Cash Investments (21.8%)

Money Market Fund (18.3%)
1 Vanguard Market Liquidity Fund, 5.281%	2,544,896,516	2,544,897
	Face Amount ($000)

Commercial Paper (3.4%)
2 Alliance & Leicester PLC
5.321%, 9/14/2007	50,000	49,458
2 ANZ National Bank International Ltd.
5.306%, 9/19/2007	50,000	49,425
CBA (Delaware) Finance Inc.
5.310%, 9/18/2007	32,000	31,637
Dexia Delaware LLC
5.313%, 9/17/2007	20,000	19,776
JPMorgan Chase & Co.
5.310%, 9/18/2007	50,000	49,429
Kredietbank N.A. Finance Corp.
5.312%, 9/7/2007	50,000	49,510
5.310%, 9/17/2007	50,000	49,436
2 Mont Blanc Capital Corp.
5.323%, 9/17/2007	50,000	49,440
Societe Generale N.A. Inc.
5.311%, 9/12/2007	42,000	41,560
Swedbank Mortgage AB
5.296%, 9/14/2007	44,500	44,024
Unicredito Italiano (Delaware) Inc.
5.321%, 9/5/2007	50,000	49,526

		483,221
U.S.Government Obligation (0.1%)
U.S. Treasury Bill
3 4.648%, 9/20/2007	10,000	9,896

Total Temporary Cash Investments
(Cost $3,037,951)		3,038,014

Total Investments (100.1%)
(Cost $9,393,918)		13,938,714

Other Assets and Liabilities - Net (-0.1%)		(17,168)

Net Assets (100%)		13,921,546

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At June 30, 2007, the aggregate value of these securities was $148,323,000, representing 1.1% of net assets.
3	Securities with a value of $9,896,000 have been segregated as initial margin for open futures contracts. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At June 30, 2007, the cost of investment securities for tax purposes was $9,393,918,000. Net unrealized appreciation of investment securities for tax purposes was $4,544,796,000, consisting of unrealized gains of $4,619,588,000 on securities that had risen in value since their purchase and $74,792,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 80.1% and 20.0%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At June 30, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	666	252,314	(5,570)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard U.S. Value Fund
Schedule of Investments
June 30, 2007

	Shares	Market Value ($000)

Common Stocks (98.0%)

Consumer Discretionary (13.7%)
Home Depot, Inc.	471,400	18,550
Time Warner, Inc.	875,200	18,414
CBS Corp.	405,000	13,495
McDonald's Corp.	194,000	9,847
Lowe's Cos., Inc.	264,400	8,114
Gannett Co., Inc.	142,000	7,803
* Comcast Corp. Class A	267,600	7,525
Ford Motor Co.	791,529	7,456
General Motors Corp.	142,900	5,402
The Walt Disney Co.	138,200	4,718
* Big Lots Inc.	131,890	3,880
VF Corp.	42,300	3,874
Target Corp.	60,900	3,873
* Expedia, Inc.	130,000	3,808
* Mohawk Industries, Inc.	34,962	3,524
Whirlpool Corp.	28,286	3,145
* Jack in the Box Inc.	40,810	2,895
* IAC/InterActiveCorp	83,310	2,883
Mattel, Inc.	111,400	2,817
Service Corp. International	207,946	2,658
* Dollar Tree Stores, Inc.	58,600	2,552
* Rent-A-Center, Inc.	92,700	2,432
* AutoNation, Inc.	108,000	2,424
Liz Claiborne, Inc.	55,900	2,085
* TRW Automotive Holdings Corp.	54,400	2,004
Harley-Davidson, Inc.	29,600	1,764
Phillips-Van Heusen Corp.	28,730	1,740
* Kohl's Corp.	24,100	1,712
Eastman Kodak Co.	60,800	1,692
Family Dollar Stores, Inc.	47,700	1,637
The Gap, Inc.	82,700	1,580
Sherwin-Williams Co.	22,800	1,516
Dollar General Corp.	67,500	1,480
News Corp., Class A	66,900	1,419
* Scholastic Corp.	39,200	1,409
Sonic Automotive, Inc.	46,400	1,344
* ITT Educational Services, Inc.	11,400	1,338
Centex Corp.	33,300	1,335
Jones Apparel Group, Inc.	47,100	1,331
Blyth, Inc.	48,960	1,301
* Liberty Media Corp.-Capital Series A	10,500	1,236
Tribune Co.	40,600	1,194
* AutoZone Inc.	8,500	1,161
Staples, Inc.	45,200	1,073
* Bed Bath & Beyond, Inc.	29,500	1,062
Hasbro, Inc.	33,800	1,062
Bob Evans Farms, Inc.	28,565	1,053
Lennar Corp. Class A	26,600	973
* Fossil, Inc.	32,800	967
Brunswick Corp.	29,400	959
ArvinMeritor, Inc.	42,900	952
^ New York Times Co. Class A	35,600	904
RadioShack Corp.	26,000	862
Columbia Sportswear Co.	12,500	859
CBRL Group, Inc.	20,100	854
* Career Education Corp.	25,000	844
TJX Cos., Inc.	30,400	836
* Toll Brothers, Inc.	32,700	817
The Pep Boys (Manny, Moe & Jack)	39,700	800
* Sears Holdings Corp.	4,700	797
* The Goodyear Tire & Rubber Co.	22,700	789
Tupperware Brands Corp.	26,700	767
The McGraw-Hill Cos., Inc.	10,600	722
NIKE, Inc. Class B	12,100	705
United Auto Group, Inc.	33,100	705
Furniture Brands International Inc.	47,800	679
Asbury Automotive Group, Inc.	26,800	669
OfficeMax, Inc.	16,900	664
KB Home	16,300	642
Brown Shoe Co., Inc.	25,300	615
Group 1 Automotive, Inc.	14,100	569
Thor Industries, Inc.	12,400	560
Foot Locker, Inc.	25,500	556
* Coach, Inc.	11,700	554
American Greetings Corp. Class A	18,800	533
* Meritage Corp.	18,400	492
* O'Reilly Automotive, Inc.	13,000	475
Landry's Restaurants, Inc.	14,200	430
* CEC Entertainment Inc.	12,200	429
D. R. Horton, Inc.	20,800	415
* Steak n Shake Co.	24,700	412
Abercrombie & Fitch Co.	5,400	394
O'Charley's Inc.	19,500	393
* Avatar Holding, Inc.	5,100	392
Pulte Homes, Inc.	16,900	379
* Zale Corp.	15,400	367
MDC Holdings, Inc.	7,540	365
* Deckers Outdoor Corp.	3,600	363
Lithia Motors, Inc.	14,000	355
* Starbucks Corp.	13,300	349
* Perry Ellis International Corp.	10,000	322
* Lodgian, Inc.	17,283	260
Borders Group, Inc.	13,400	255
Bon-Ton Stores, Inc.	6,200	248
* Mediacom Communications Corp.	24,100	234
Hooker Furniture Corp.	10,300	231
* Bluegreen Corp.	19,700	230
Books-a-Million Inc.	13,500	229
Kellwood Co.	8,000	225
Dillard's Inc.	6,200	223
* Shoe Carnival, Inc.	8,000	220
Finish Line, Inc.	21,296	194
Weyco Group, Inc.	6,600	178
^ Talbots Inc.	7,000	175
Journal Register Co.	37,500	168
Ruby Tuesday, Inc.	4,500	118
Systemax Inc.	4,300	89
* Charming Shoppes, Inc.	7,916	86
* Maidenform Brands, Inc.	2,250	45
Citadel Broadcasting Corp.	5,875	38
* Syntax-Brillian Corp.	4,200	21
* Great Wolf Resorts, Inc.	1,000	14
American Eagle Outfitters, Inc.	200	5

		207,588

Consumer Staples (7.1%)
Wal-Mart Stores, Inc.	363,000	17,464
The Kroger Co.	538,400	15,145
Kraft Foods Inc.	263,896	9,302
Safeway, Inc.	201,900	6,871
Tyson Foods, Inc.	283,600	6,534
The Procter & Gamble Co.	98,700	6,039
Altria Group, Inc.	69,884	4,902
The Coca-Cola Co.	89,400	4,677
Carolina Group	51,500	3,979
Corn Products International, Inc.	64,300	2,922
ConAgra Foods, Inc.	92,500	2,485
Anheuser-Busch Cos., Inc.	46,300	2,415
SuperValu Inc.	49,525	2,294
Kimberly-Clark Corp.	29,900	2,000
UST, Inc.	36,200	1,944
Sara Lee Corp.	107,600	1,872
Walgreen Co.	36,100	1,572
H.J. Heinz Co.	30,700	1,457
General Mills, Inc.	24,600	1,437
* BJ's Wholesale Club, Inc.	32,500	1,171
* Rite Aid Corp.	178,900	1,141
* Energizer Holdings, Inc.	9,900	986
* Performance Food Group Co.	27,900	906
The Pepsi Bottling Group, Inc.	23,500	791
Sanderson Farms, Inc.	16,858	759
Coca-Cola Enterprises, Inc.	27,300	655
PepsiAmericas, Inc.	26,600	653
J.M. Smucker Co.	9,700	618
Spartan Stores, Inc.	17,200	566
Nash-Finch Co.	10,900	540
Seaboard Corp.	219	514
Universal Corp. (VA)	7,500	457
* Ralcorp Holdings, Inc.	8,200	438
Longs Drug Stores, Inc.	7,200	378
* Central Garden and Pet Co.	30,476	374
* Elizabeth Arden, Inc.	14,500	352
Imperial Sugar Co.	10,500	323
Ruddick Corp.	5,800	175
CVS/Caremark Corp.	4,129	151
Diamond Foods, Inc.	3,800	67
Ingles Markets, Inc.	1,800	62
Weis Markets, Inc.	1,300	53

		107,441

Energy (14.6%)
ExxonMobil Corp.	1,128,800	94,684
Chevron Corp.	363,400	30,613
ConocoPhillips Co.	374,490	29,397
Apache Corp.	163,200	13,315
Anadarko Petroleum Corp.	230,584	11,988
Chesapeake Energy Corp.	206,400	7,141
Tesoro Petroleum Corp.	80,000	4,572
Occidental Petroleum Corp.	75,300	4,358
Sunoco, Inc.	47,000	3,745
Devon Energy Corp.	42,100	3,296
Overseas Shipholding Group Inc.	38,200	3,109
Cimarex Energy Co.	62,000	2,443
Marathon Oil Corp.	32,000	1,919
Valero Energy Corp.	25,200	1,861
* Pride International, Inc.	48,700	1,824
* SEACOR Holdings Inc.	13,100	1,223
Western Refining, Inc.	18,700	1,081
* Swift Energy Co.	23,500	1,005
* Oil States International, Inc.	18,628	770
* Trico Marine Services, Inc.	10,299	421
* Hornbeck Offshore Services, Inc.	8,430	327
Hess Corp.	5,320	314
Rowan Cos., Inc.	6,970	286
* Parker Drilling Co.	20,600	217
* Union Drilling, Inc.	12,900	212
* Callon Petroleum Co.	9,700	137
* Bronco Drilling Co., Inc.	2,300	38
* T-3 Energy Services, Inc.	400	13

		220,309

Financials (24.9%)
Citigroup, Inc.	1,029,000	52,777
Bank of America Corp.	609,559	29,801
The Allstate Corp.	436,300	26,837
American International Group, Inc.	300,360	21,035
JPMorgan Chase & Co.	395,220	19,148
Fannie Mae	291,200	19,024
Morgan Stanley	201,044	16,864
Merrill Lynch & Co., Inc.	188,900	15,788
The Hartford Financial Services Group Inc.	137,500	13,545
Loews Corp.	216,000	11,012
Freddie Mac	161,400	9,797
National City Corp.	285,513	9,513
Prudential Financial, Inc.	95,900	9,324
The Goldman Sachs Group, Inc.	41,800	9,060
The Travelers Cos., Inc.	124,700	6,671
U.S. Bancorp	198,100	6,527
Wells Fargo & Co.	175,000	6,155
Washington Mutual, Inc.	137,371	5,858
Wachovia Corp.	94,010	4,818
Comerica, Inc.	73,100	4,347
First American Corp.	81,300	4,024
AFLAC Inc.	63,600	3,269
BB&T Corp.	79,700	3,242
KeyCorp	88,800	3,049
MBIA, Inc.	47,500	2,955
Unum Group	103,400	2,700
Ambac Financial Group, Inc.	29,000	2,529
MetLife, Inc.	33,600	2,167
The Bank of New York Co., Inc.	49,100	2,035
Torchmark Corp.	29,300	1,963
CNA Financial Corp.	37,600	1,793
Countrywide Financial Corp.	48,300	1,756
Progressive Corp. of Ohio	72,800	1,742
* Alleghany Corp.	4,100	1,667
HRPT Properties Trust REIT	153,400	1,595
Lehman Brothers Holdings, Inc.	21,100	1,572
Safeco Corp.	25,000	1,557
Nationwide Financial Services, Inc.	24,600	1,555
LandAmerica Financial Group, Inc.	15,400	1,486
Fifth Third Bancorp	37,300	1,483
First Horizon National Corp.	37,300	1,455
Capital One Financial Corp.	18,100	1,420
Zenith National Insurance Corp.	30,100	1,417
SunTrust Banks, Inc.	16,500	1,415
Old Republic International Corp.	64,987	1,382
Colonial Properties Trust REIT	37,100	1,352
UnionBanCal Corp.	21,200	1,266
PNC Financial Services Group	17,600	1,260
Radian Group, Inc.	22,000	1,188
National Retail Properties REIT	53,400	1,167
The PMI Group Inc.	25,900	1,157
MGIC Investment Corp.	19,900	1,132
Downey Financial Corp.	15,700	1,036
Odyssey Re Holdings Corp.	22,200	952
Commerce Group, Inc.	24,800	861
Protective Life Corp.	17,700	846
Annaly Mortgage Management Inc. REIT	57,300	826
Reinsurance Group of America, Inc.	12,400	747
Huntington Bancshares Inc.	32,500	739
* Markel Corp.	1,500	727
Greater Bay Bancorp	24,900	693
iStar Financial Inc. REIT	15,400	683
Omega Healthcare Investors, Inc. REIT	39,460	625
* AmeriCredit Corp.	22,500	597
Lincoln National Corp.	8,371	594
Stewart Information Services Corp.	14,600	582
* Conseco, Inc.	26,300	549
Medical Properties Trust Inc. REIT	40,100	531
FirstMerit Corp.	25,100	525
Redwood Trust, Inc. REIT	10,600	513
Moody's Corp.	7,200	448
SWS Group, Inc.	19,800	428
Thornburg Mortgage, Inc. REIT	16,100	422
* Philadelphia Consolidated Holding Corp.	9,500	397
Citizens Banking Corp.	20,300	371
MVC Capital, Inc.	19,000	357
Newcastle Investment Corp. REIT	13,700	343
Entertainment Properties Trust REIT	6,300	339
Investors Real Estate Trust REIT	32,100	332
WSFS Financial Corp.	5,000	327
Cincinnati Financial Corp.	6,700	291
Brown & Brown, Inc.	11,000	277
American Capital Strategies, Ltd.	6,300	268
Winthrop Realty Trust Inc. REIT	36,600	253
ITLA Capital Corp.	4,700	245
NYMAGIC, Inc.	5,500	221
Baldwin & Lyons, Inc. Class B	7,800	203
Mercury General Corp.	2,700	149
EMC Insurance Group, Inc.	5,900	146
* First Regional Bancorp	1,480	38

		376,132

Health Care (11.1%)
Pfizer Inc.	2,319,900	59,320
Merck & Co., Inc.	638,600	31,802
Johnson & Johnson	136,000	8,380
Aetna Inc.	157,800	7,795
McKesson Corp.	117,600	7,014
* Biogen Idec Inc.	102,100	5,462
* King Pharmaceuticals, Inc.	205,200	4,198
AmerisourceBergen Corp.	81,800	4,047
UnitedHealth Group Inc.	75,300	3,851
Cardinal Health, Inc.	50,500	3,567
* Forest Laboratories, Inc.	56,900	2,597
CIGNA Corp.	42,300	2,209
Abbott Laboratories	37,400	2,003
* Zimmer Holdings, Inc.	23,400	1,986
Stryker Corp.	28,500	1,798
* Express Scripts Inc.	35,600	1,780
* Apria Healthcare Group Inc.	59,400	1,709
* Health Net Inc.	31,200	1,647
Bristol-Myers Squibb Co.	40,000	1,262
PerkinElmer, Inc.	47,100	1,227
Quest Diagnostics, Inc.	23,400	1,209
* Kindred Healthcare, Inc.	38,210	1,174
* WellPoint Inc.	12,900	1,030
Universal Health Services Class B	15,900	978
STERIS Corp.	27,400	838
* CONMED Corp.	26,705	782
Wyeth	12,500	717
Alpharma, Inc. Class A	27,540	716
Biomet, Inc.	15,400	704
* Lincare Holdings, Inc.	16,500	658
* AMERIGROUP Corp.	23,600	562
* Tenet Healthcare Corp.	84,500	550
* Invitrogen Corp.	7,203	531
* Pharmanet Development Group, Inc.	15,200	485
* Patterson Cos.	11,700	436
* Res-Care, Inc.	19,400	410
Datascope Corp.	10,600	406
* Watson Pharmaceuticals, Inc.	11,800	384
* LifePoint Hospitals, Inc.	7,900	306
* Zoll Medical Corp.	13,400	299
* Gentiva Health Services, Inc.	11,800	237
* RehabCare Group, Inc.	16,100	229
Bausch & Lomb, Inc.	3,200	222
* Albany Molecular Research, Inc.	14,489	215
* MedCath Corp.	5,400	172
* ViroPharma Inc.	7,700	106
* Alliance Imaging, Inc.	7,100	67

		168,077

Industrials (6.5%)
General Electric Co.	316,680	12,123
PACCAR, Inc.	107,300	9,339
Deere & Co.	60,500	7,305
L-3 Communications Holdings, Inc.	65,400	6,369
Honeywell International Inc.	68,000	3,827
General Dynamics Corp.	42,500	3,324
Deluxe Corp.	76,000	3,086
* Terex Corp.	36,800	2,992
Masco Corp.	102,300	2,912
FedEx Corp.	25,200	2,796
Ryder System, Inc.	46,600	2,507
* Allied Waste Industries, Inc.	176,200	2,372
Tyco International Ltd.	66,530	2,248
The Timken Co.	61,500	2,221
Cummins Inc.	19,000	1,923
* URS Corp.	39,100	1,898
Goodrich Corp.	28,990	1,727
Manpower Inc.	18,600	1,716
* United Rentals, Inc.	52,200	1,699
Northrop Grumman Corp.	20,400	1,589
IKON Office Solutions, Inc.	95,900	1,497
* AGCO Corp.	32,891	1,428
R.R. Donnelley & Sons Co.	30,742	1,338
Pitney Bowes, Inc.	27,400	1,283
Lennox International Inc.	37,345	1,278
* Avis Budget Group, Inc.	42,330	1,203
Raytheon Co.	21,400	1,153
Danaher Corp.	14,900	1,125
Waste Management, Inc.	28,200	1,101
ABM Industries Inc.	40,500	1,045
American Standard Cos., Inc.	17,100	1,009
Teleflex Inc.	11,900	973
* Dollar Thrifty Automotive Group, Inc.	19,900	813
NACCO Industries, Inc. Class A	4,900	762
* GrafTech International Ltd.	42,900	722
Triumph Group, Inc.	10,200	668
Union Pacific Corp.	5,545	639
Kaman Corp. Class A	19,600	611
SPX Corp.	6,800	597
Robbins & Myers, Inc.	11,000	584
* United Stationers, Inc.	6,900	460
Bowne & Co., Inc.	21,380	417
Comfort Systems USA, Inc.	24,140	342
* Saia, Inc.	12,195	332
* Copart, Inc.	10,000	306
* Layne Christensen Co.	7,000	287
Freightcar America Inc.	5,400	258
* ExpressJet Holdings, Inc.	40,700	243
Schawk, Inc.	11,387	228
Viad Corp.	5,210	220
Skywest, Inc.	9,135	218
* Volt Information Sciences Inc.	11,800	218
* Gehl Co.	7,146	217
Barnes Group, Inc.	6,700	212
CDI Corp.	6,520	210
* Shaw Group, Inc.	3,340	155
Kelly Services, Inc. Class A	3,100	85
* Quanta Services, Inc.	2,548	78
Xerium Technologies Inc.	9,600	73
EDO Corp.	1,800	59
* Heidrick & Struggles International, Inc.	1,100	56
* Teledyne Technologies, Inc.	950	44
* CRA International Inc.	895	43
* Hudson Highland Group, Inc.	1,602	34
Ampco-Pittsburgh Corp.	800	32
AMREP Corp.	400	19
Waste Industries USA, Inc.	240	8
Preformed Line Products Co.	131	6

		98,662

Information Technology (5.5%)
International Business Machines Corp.	127,400	13,409
Intel Corp.	306,800	7,290
* Computer Sciences Corp.	118,300	6,997
Hewlett-Packard Co.	120,000	5,354
* Dell Inc.	178,400	5,093
Electronic Data Systems Corp.	137,200	3,805
Microsoft Corp.	118,900	3,504
* Novellus Systems, Inc.	102,900	2,919
* Cisco Systems, Inc.	102,000	2,841
* Avnet, Inc.	68,400	2,711
* Synopsys, Inc.	97,600	2,580
Motorola, Inc.	102,700	1,818
* EMC Corp.	91,900	1,663
* Ingram Micro, Inc. Class A	72,600	1,576
* Cadence Design Systems, Inc.	71,700	1,575
* Arrow Electronics, Inc.	39,927	1,534
* Tech Data Corp.	35,300	1,358
* Lexmark International, Inc.	26,500	1,307
* Brooks Automation, Inc.	61,951	1,124
* Fiserv, Inc.	19,700	1,119
First Data Corp.	29,000	947
* Polycom, Inc.	27,800	934
* CDW Corp.	10,500	892
* Affiliated Computer Services, Inc. Class A	14,600	828
* Convergys Corp.	33,200	805
* Skyworks Solutions, Inc.	102,400	753
* Symantec Corp.	33,000	667
* TriQuint Semiconductor, Inc.	113,700	575
Agilysys, Inc.	24,900	560
* KEMET Corp.	70,900	500
KLA-Tencor Corp.	8,800	484
* Magma Design Automation, Inc.	30,300	425
* Varian Semiconductor Equipment Associates, Inc.	10,470	419
* JDA Software Group, Inc.	20,900	410
* Axcelis Technologies, Inc.	61,315	398
* Ciber, Inc.	44,673	365
* Vignette Corp.	18,300	351
* McAfee Inc.	9,600	338
* Rudolph Technologies, Inc.	19,000	316
* Symmetricom Inc.	35,100	295
* SAVVIS, Inc.	5,735	284
* Zygo Corp.	16,900	242
* Unisys Corp.	26,300	240
* AMIS Holdings Inc.	18,700	234
* OSI Systems Inc.	8,500	232
* Digi International, Inc.	12,710	187
* Compuware Corp.	15,100	179
* NCR Corp.	2,900	152
* Pericom Semiconductor Corp.	12,300	137
* ON Semiconductor Corp.	9,500	102
* TTM Technologies, Inc.	4,980	65
* C-COR Inc.	4,132	58
* SYNNEX Corp.	2,420	50
* Tekelec	3,280	47
* Mattson Technology, Inc.	4,680	45
Black Box Corp.	430	18
MTS Systems Corp.	160	7

		83,118

Materials (4.7%)
International Paper Co.	242,600	9,474
Alcoa Inc.	168,300	6,821
Freeport-McMoRan Copper & Gold, Inc. Class B	80,800	6,692
Lyondell Chemical Co.	136,600	5,071
Dow Chemical Co.	111,100	4,913
* The Mosaic Co.	95,300	3,719
PPG Industries, Inc.	47,900	3,646
Steel Dynamics, Inc.	68,700	2,879
CF Industries Holdings, Inc.	42,900	2,569
Reliance Steel & Aluminum Co.	45,400	2,554
Celanese Corp. Series A	50,337	1,952
Commercial Metals Co.	56,580	1,911
Chaparral Steel Co.	23,900	1,718
Cleveland-Cliffs Inc.	22,000	1,709
E.I. du Pont de Nemours & Co.	31,800	1,617
Weyerhaeuser Co.	16,600	1,310
* OM Group, Inc.	23,200	1,228
* Rockwood Holdings, Inc.	28,930	1,057
International Flavors & Fragrances, Inc.	17,700	923
Metal Management, Inc.	19,700	868
Eastman Chemical Co.	12,900	830
Sensient Technologies Corp.	31,500	800
Albemarle Corp.	19,100	736
Rock-Tenn Co.	21,600	685
Innospec, Inc.	10,100	598
Ferro Corp.	22,100	551
Greif Inc. Class A	9,200	548
* PolyOne Corp.	64,000	460
* Hercules, Inc.	21,700	426
FMC Corp.	4,350	389
Compass Minerals International, Inc.	10,622	368
A.M. Castle & Co.	8,590	308
Schweitzer-Mauduit International, Inc.	8,770	272
Louisiana-Pacific Corp.	14,300	271
Ryerson Tull, Inc.	7,100	267
Cabot Corp.	4,800	229
Olympic Steel, Inc.	7,800	224
Stepan Co.	6,000	182
NN, Inc.	13,007	153
Quanex Corp.	530	26

		70,954

Telecommunication Services (7.2%)
Verizon Communications Inc.	1,260,402	51,891
AT&T Inc.	1,023,533	42,477
Embarq Corp.	82,100	5,203
CenturyTel, Inc.	105,200	5,160
Sprint Nextel Corp.	90,300	1,870
Telephone & Data Systems, Inc.	16,500	1,032
* Premiere Global Services, Inc.	58,800	766
USA Mobility, Inc.	21,565	577
Atlantic Tele-Network, Inc.	500	14

		108,990

Utilities (2.7%)
Edison International	167,530	9,402
PG&E Corp.	188,300	8,530
Xcel Energy, Inc.	222,629	4,557
MDU Resources Group, Inc.	118,000	3,309
Entergy Corp.	29,100	3,124
Alliant Energy Corp.	80,000	3,108
Pepco Holdings, Inc.	90,772	2,560
American Electric Power Co., Inc.	41,800	1,883
UniSource Energy Corp.	28,600	941
Portland General Electric Co.	21,700	595
NSTAR	15,500	503
Energen Corp.	7,900	434
CenterPoint Energy Inc.	23,500	409
NiSource, Inc.	19,200	398
Puget Energy, Inc.	14,363	347
ONEOK, Inc.	5,000	252
Pinnacle West Capital Corp.	5,900	235
FPL Group, Inc.	2,700	153
Westar Energy, Inc.	6,000	146
Sempra Energy	2,300	136
* Reliant Energy, Inc.	3,910	105

		41,127

Total Common Stocks
(Cost $1,329,038)		1,482,398

Temporary Cash Investment (2.1%)

1 Vanguard Market Liquidity Fund, 5.281%
(Cost $31,705)	31,705,088	31,705

Total Investments (100.1%)
(Cost $1,360,743)		1,514,103

2 Other Assets and Liabilities - Net (-0.1%)		(1,581)

Net Assets (100%)		1,512,522

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Cash in the amount of $580,000 has been segregated as initial margin for open futures contracts. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2007, the cost of investment securities for tax purposes was $1,360,743,000. Net unrealized appreciation of investment securities for tax purposes was $153,360,000, consisting of unrealized gains of $169,007,000 on securities that had risen in value since their purchase and $15,647,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.3% and 0.8%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At June 30, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	46	17,427	(112)
E-mini S&P 500 Index	25	1,894	-

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Capital Value Fund
Schedule of Investments
June 30, 2007

	Shares	Market Value ($000)

Common Stocks (97.5%)

Consumer Discretionary (17.9%)
Cinram International Income Fund	1,007,200	25,529
* R.H. Donnelley Corp.	219,959	16,668
* Comcast Corp. Special Class A	595,700	16,656
Virgin Media Inc.	534,100	13,016
Ford Motor Co.	1,147,700	10,811
Home Depot, Inc.	271,700	10,691
Circuit City Stores, Inc.	580,200	8,749
Entercom Communications Corp.	242,200	6,028
MDC Holdings, Inc.	104,700	5,063
* Viacom Inc. Class B	101,700	4,234
*1 Buck Holdings, LP, Private Placement Shares	4,138,900	4,139
* Cablevision Systems NY Group Class A	75,000	2,714

		124,298

Consumer Staples (5.5%)
* Marine Harvest	10,579,000	11,423
Bunge Ltd.	115,100	9,726
Japan Tobacco, Inc.	1,600	7,887
Unilever NV	252,758	7,844
Unilever NV ADR	54,600	1,694

		38,574

Energy (4.2%)
* Newfield Exploration Co.	306,200	13,947
Talisman Energy, Inc.	165,200	3,193
EnCana Corp.	48,110	2,956
Devon Energy Corp.	32,200	2,521
* Petro-Canada	45,200	2,408
*2 Brazil Ecodiesel ADR	328,500	2,089
* Brasil Ecodiesel Industria e Comercia de Biocombustiveis e Oleos Vegetais SA	288,800	1,856

		28,970

Financials (14.3%)
UBS AG (New York Shares)	201,400	12,086
ACE Ltd.	166,200	10,391
Genesis Lease Ltd. ADR	377,800	10,352
Capital One Financial Corp.	118,800	9,319
* E*TRADE Financial Corp.	394,500	8,715
Commerce Bancorp, Inc.	188,703	6,980
*2 Solar Cayman Ltd. Private Placement	370,800	5,558
Citigroup, Inc.	103,100	5,288
Bank of America Corp.	99,369	4,858
Platinum Underwriters Holdings, Ltd.	136,100	4,729
MVC Capital, Inc.	236,300	4,445
KKR Financial Holdings LLC REIT	165,672	4,127
CIT Group Inc.	72,500	3,975
Countrywide Financial Corp.	83,900	3,050
PennantPark Investment Corp.	213,800	3,002
American International Group, Inc.	31,500	2,206

		99,081

Health Care (13.2%)
Wyeth	315,200	18,074
Sanofi-Aventis	169,991	13,733
Sanofi-Aventis ADR	333,700	13,438
Cooper Cos., Inc.	221,900	11,832
* Impax Laboratories, Inc.	835,500	10,005
Bristol-Myers Squibb Co.	216,000	6,817
* Theravance, Inc.	156,800	5,018
Astellas Pharma Inc.	100,500	4,371
Ono Pharmaceutical Co., Ltd.	53,500	2,836
* Alkermes, Inc.	191,000	2,789
Aetna Inc.	55,700	2,752

		91,665

Industrials (11.8%)
* UAL Corp.	411,437	16,700
Goodrich Corp.	238,500	14,205
* AGCO Corp.	218,600	9,489
Deere & Co.	68,100	8,222
* Northwest Airlines Corp.	274,500	6,094
UAP Holding Corp.	197,400	5,950
American Standard Cos., Inc.	85,100	5,019
* Copart, Inc.	143,500	4,390
* US Airways Group Private Placement	130,424	3,948
* Avis Budget Group, Inc.	120,600	3,429
* Alliant Techsystems, Inc.	27,500	2,727
Walter Industries, Inc.	56,000	1,622
Mueller Water Products, Inc.	6,722	101

		81,896

Information Technology (17.9%)
* Cisco Systems, Inc.	1,149,100	32,002
Microsoft Corp.	411,900	12,139
Seagate Technology	536,100	11,671
* Symantec Corp.	385,300	7,783
* Fairchild Semiconductor International, Inc.	397,900	7,687
LM Ericsson Telephone Co. ADR Class B	185,000	7,380
* CACI International, Inc.	137,800	6,732
* Flextronics International Ltd.	565,700	6,110
KLA-Tencor Corp.	104,000	5,715
* Nortel Networks Corp.	201,262	4,840
* Powerwave Technologies, Inc.	647,600	4,339
* Corning, Inc.	145,238	3,711
Texas Instruments, Inc.	95,700	3,601
* Arrow Electronics, Inc.	82,900	3,186
* BearingPoint, Inc.	434,600	3,177
* Sun Microsystems, Inc.	420,500	2,212
* CheckFree Corp.	53,700	2,159

		124,444

Materials (7.4%)
Cytec Industries, Inc.	189,800	12,104
Chemtura Corp.	776,700	8,629
E.I. du Pont de Nemours & Co.	147,900	7,519
* Owens-Illinois, Inc.	202,600	7,091
* Smurfit-Stone Container Corp.	376,812	5,015
Alcoa Inc.	117,200	4,750
Celanese Corp. Series A	117,450	4,555
FMC Corp.	18,500	1,654

		51,317

Telecommunication Services (3.9%)
Sprint Nextel Corp.	1,249,512	25,877
Embarq Corp.	24,145	1,530

		27,407

Other (1.4%)
3Miscellaneous Securities	9,984

Total Common Stocks
(Cost $567,190)		677,636

	Face
	Amount
	($000)

Temporary Cash Investment (3.1%)

Repurchase Agreement (3.1%)
Deutsche Bank Securities, Inc.
5.360%, 7/2/07
(Dated 6/29/07, Repurchase Value $21,510,000
collateralized by Federal Home Loan Mortgage Corp. 5.000%-6.500%, 8/1/34-2/1/37)
(Cost $21,500)	21,500	21,500

Total Investments (100.6%)
(Cost $588,690)		699,136

Other Assets and Liabilities—Net (-0.6%)		(4,032)

Net Assets (100%)		695,104

*	Non-income-producing security.
1	Restricted security represents 0.6% of net assets.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate value of these securities was $7,647,000, representing 1.1% of net assets.
3	Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as "miscellaneous securities" provided that they have been held for less than one year and not previously reported by name.
ADR - American Depositary Receipt.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2007, the cost of investment securities for tax purposes was $588,690,000. Net unrealized appreciation of investment securities for tax purposes was $110,446,000, consisting of unrealized gains of $118,504,000 on securities that had risen in value since their purchase and $8,058,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MALVERN FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 13, 2007

VANGUARD MALVERN FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 13, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.